Basis of preparation and material accounting policies	6 Months Ended
Jun. 30, 2025
Corporate information and statement of IFRS compliance [abstract]
Basis of preparation and material accounting policies

1	Basis of preparation and material accounting policies

(a)Compliance with International Financial Reporting Standards
Our interim condensed consolidated financial statements have been prepared on the basis of the policies set out in the 2024 annual financial statements. They have also been prepared in accordance with IAS 34 ‘Interim Financial Reporting’ as adopted by the UK, IAS 34 ‘Interim
Financial Reporting’ as issued by the International Accounting Standards Board (‘IASB’), IAS 34 ‘Interim Financial Reporting’ as adopted by the
EU, and the Disclosure Guidance and Transparency Rules sourcebook of the UK’s Financial Conduct Authority. Therefore, they include an explanation of events and transactions that are significant to an understanding of the changes in HSBC’s financial position and performance since the end of 2024.
These interim condensed consolidated financial statements should be read in conjunction with the Annual Report and Accounts 2024, which was prepared in accordance with UK-adopted international accounting standards in conformity with the requirements of the Companies Act
2006 and international financial reporting standards adopted pursuant to Regulation (EC) No 1606/2002 as it applies in the European Union.
These interim condensed consolidated financial statements were also prepared in accordance with International Financial Reporting Standards
(‘IFRS Accounting Standards’) as issued by the IASB, including interpretations issued by the IFRS Interpretations Committee.
At 30 June 2025, there were no IFRS Accounting Standards effective for the half-year to 30 June 2025 affecting these financial statements that were not approved for adoption in the UK by the UK Endorsement Board. There was no difference between IFRS Accounting Standards adopted by the UK, IFRS Accounting Standards as adopted by the EU, and IFRS Accounting Standards issued by the IASB in terms of their application to
HSBC.
Standards applied during the half-year to 30 June 2025
There were no new standards or amendments to standards that had a material effect on these interim condensed consolidated financial statements.
(b)Use of estimates and judgements
Management believes that the critical estimates and judgements applicable to the Group are those that relate to impairment of amortised cost and FVOCI debt financial assets, the valuation of financial instruments, deferred tax assets, provisions, interests in associates, impairment of goodwill and non-financial assets, and post-employment benefit plans. The Group does not consider there to be a significant risk of a material adjustment to the carrying amount of goodwill in this financial year, but does consider this to be an area that is inherently judgemental. The
Group’s consideration of this risk includes taking account of the implications for cash-generating units arising from the revised organisational structure that has been effective from 1 January 2025.
There were no material changes in the current period to any of the critical estimates and judgements disclosed in 2024, which are stated on pages 88 and 354 to 365 of the Annual Report and Accounts 2024.
(c)Composition of the Group .
There were no material changes in the composition of the Group in the half-year to 30 June 2025.
For details of future business acquisitions and disposals, see Note 15 ‘Assets held for sale, liabilities of disposal groups held for sale and business acquisitions’.
(d)Future accounting developments
Amendments to IFRS 9 ‘Financial Instruments’ and IFRS 7 ‘Financial Instruments: Disclosures’
In May 2024, the IASB issued amendments to IFRS 9 ‘Financial Instruments’ and IFRS 7 ‘Financial Instruments: Disclosures’, effective for annual reporting periods beginning on, or after, 1 January 2026. In addition to guidance as to when certain financial liabilities can be deemed settled when using an electronic payment system, the amendments also provide further clarification regarding the classification of financial assets that contain contractual terms that change the timing or amount of contractual cash flows, including those arising from ESG-related contingencies, and financial assets with certain non-recourse features. The Group is currently undertaking an assessment of the potential impact.
IFRS 18 ‘Presentation and Disclosure in Financial Statements’
In April 2024, the IASB issued IFRS 18 ‘Presentation and Disclosure in Financial Statements’, effective for annual reporting periods beginning on or after 1 January 2027. The new accounting standard aims to give users of financial statements more transparent and comparable information about an entity’s financial performance. It will replace IAS 1 ‘Presentation of Financial Statements’ but carries over many requirements from that
IFRS Accounting Standard unchanged. In addition, there are three sets of new requirements relating to the structure of the income statement, management-defined performance measures and the aggregation and disaggregation of financial information.
While IFRS 18 will not change recognition criteria or measurement bases, it might have a significant impact on presenting information in the financial statements, in particular the income statement. HSBC are currently assessing impacts and data readiness.
(e)Going concern
The financial statements are prepared on a going concern basis, as the Directors are satisfied that the Group and parent company have the resources to continue in business for the foreseeable future. In making this assessment, the Directors have considered a wide range of information relating to present and future conditions, including future projections of profitability, cash flows, capital requirements and capital resources. These considerations include stressed scenarios that reflect the uncertainty in the macroeconomic environment, as well as considering potential impacts from other top and emerging risks, including climate change, as well as the related impacts on profitability, capital and liquidity.
(f)Accounting policies
The accounting policies that we applied for these interim condensed consolidated financial statements are consistent with those described on pages 353 to 365 of the Annual Report and Accounts 2024, as are the methods of computation.
(g)Presentation of information
Certain disclosures have been presented elsewhere in the Form 6-K, rather than in the notes to the financial statements. These are as follows:
–Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees included in the ‘Risk’ section on pages 55 to 57.
–Distribution of financial instruments to which the impairment requirements in IFRS 9 are applied, by credit quality and stage allocation included in the ‘Risk’ section on page 58.
–Share buy-back included in the ‘Shareholder information’ section on page 103.